BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2017
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1 BASIS OF PRESENTATION

        The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("US GAAP"). Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted as permitted by rules and regulations of the United States Securities and Exchange Commission ("SEC"). The condensed consolidated balance sheet as of December 31, 2016 was derived from the audited consolidated financial statements of GDS Holdings Limited ("GDS Holdings") and its subsidiaries (collectively, "the Company"). The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated balance sheet of the Company as of December 31, 2016 and the related consolidated statements of operations, comprehensive loss, changes in shareholders' equity (deficit) and cash flows for the year then ended and the related notes to the consolidated financial statements, included in the Annual Report on Form 20-F for the year ended December 31, 2016, filed with the SEC on April 19, 2017.

        The condensed consolidated financial statement are presented in Renminbi ("RMB"), rounded to the nearest thousand.

        In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of September 30, 2017, and the results of operations and cash flows for the nine-month periods ended September 30, 2016 and 2017, have been made.

        The preparation of condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, the useful lives of long-lived assets, the fair values of assets acquired and liabilities assumed and the consideration transferred in a business combination, the allowance for doubtful accounts receivable, the realization of deferred income tax assets, the fair value of share- based compensation awards, the recoverability of long-lived assets and the fair value of the asset retirement obligation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the condensed consolidated financial statements.

        The accompanying condensed consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company's ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements, including obtaining new bank borrowings or renewing its existing bank borrowings.

        Historically, the Company relied on short-term and long-term borrowings, including borrowings from related parties, and issuance of debt and equity securities, including the Company's initial public offering, and convertible bonds to fund its working capital and capital expenditure requirements and to meet its obligations and commitments when they become due.